Pensions and Post Retirement Benefits - Funded Status of Defined Benefit Pension and Post Retirement Plans (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Weighted average assumptions used to determine benefit obligations:
Pension deficits	$ 253.9	$ 351.9
Pension surpluses	113.8	48.8
Defined benefit pension plans
Pensions and Post Retirement Benefits
Benefit obligation	(1,070.9)	(914.8)
Fair value of plan assets	1,014.7	700.9
Net accrued liability	$ (56.2)	$ (213.9)
Weighted average assumptions used to determine benefit obligations:
Discount rate	2.60%	2.20%
Rate of compensation increase	2.20%	2.60%
Pension deficits	$ 170.0	$ 262.7
Pension surpluses	113.8	48.8
Post retirement benefit plans
Pensions and Post Retirement Benefits
Benefit obligation	(83.9)	(89.2)
Net accrued liability	$ (83.9)	$ (89.2)
Weighted average assumptions used to determine benefit obligations:
Discount rate	3.10%	2.60%
Rate of compensation increase	3.70%	3.40%
Health care cost trend	3.60%	3.50%